Operations and Reorganization - History of the Group and Basis of Presentation for the Reorganization (Details) - shareholder	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2020	Jan. 05, 2012
Beijing Dasheng Zhixing Technology Co., Ltd
Operations and Reorganization
VIE interest (as a percent)		100.00%
Beijing Dasheng Zhixing Technology Co., Ltd | Founding Shareholders
Operations and Reorganization
Percentage of ownership set aside for an employee option plan			15.00%
VIE interest (as a percent)	71.00%
Beijing Dasheng Zhixing Technology Co., Ltd | Angel investors
Operations and Reorganization
VIE interest (as a percent)	29.00%
Number of individual shareholders/investors	2
China Online Innovations Inc.
Operations and Reorganization
Equity interest (as a percent)		99.99999%
China Online Innovations Inc. | Individual shareholders
Operations and Reorganization
Number of individual shareholders/investors		7
Beneficial interest held		0.00001%
On Demand English Innovations Inc.
Operations and Reorganization
Equity interest (as a percent)		99.999%
On Demand English Innovations Inc. | Individual shareholders
Operations and Reorganization
Number of individual shareholders/investors		5
Beneficial interest held		0.001%